Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Stock options issued to purchase common shares	9,044,740
Stock Option [Member]
Stock options issued to purchase common shares	6,235,159
Stock-based compensation expense	$ 164,742	$ 0
2006 Employee Stock and Option Plan [Member]
Common stock reserved shares for future issuance	5,000,000
2006 Employee Stock and Option Plan [Member] | Minimum [Member]
Exercise period range	5 years
2006 Employee Stock and Option Plan [Member] | Maximum [Member]
Exercise period range	10 years
1 officer, 6 employees and 2 contractors [Member]
Stock options issued to purchase common shares	1,035,159
Common stock price per share	$ 0.10
Exercisable period	1 year
Fair value of stock option	$ 151,627
Officer [Member]
Stock options issued to purchase common shares	200,000
Stock options exercised	$ 20,000
1 Officer expired [Member]
Stock options issued to purchase common shares	1,292,310